Commitments, contingencies and guarantees - Maturities of Commitments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 479,634
Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	18,460
Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	4,409
Contractual amount due less than 1 year [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	85,533
Contractual amount due less than 1 year [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	4,305
Contractual amount due less than 1 year [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	4,409
Contractual amount due 1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	52,872
Contractual amount due 1 to 3 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	829
Contractual amount due 1 to 3 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due 3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	165,623
Contractual amount due 3 to 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	318
Contractual amount due 3 to 5 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due more than 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	175,606
Contractual amount due more than 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	13,008
Contractual amount due more than 5 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount